Other Financial Statement Information	12 Months Ended
Dec. 31, 2017
Other Financial Statement Information [Abstract]
OTHER FINANCIAL STATEMENT INFORMATION

NOTE 4: OTHER FINANCIAL STATEMENT INFORMATION

The following table provides details of selected financial statement items:

Inventories

	December 31,	December 31,
	2017	2016
Finished goods	$719	$138
Work-in-process	132	447
Total inventories	$851	$585

Supplemental Cash Flow Information:

	2017	2016
Cash paid for interest	$640	$363
Cash paid for taxes	$5	$11
Non-cash Investing and Financing Activities
Noncash preferred stock dividends	$246	$463
Issuance of notes in exchange for accounts payable	$-	$288
Issuance of stock upon conversion of preferred stock	$2,246	$307
Issuance of warrants with term loan extensions	$2,218	361
Issuance of stock in exchange for accounts payable	$-	$86